Subsequent Events (Details)				1 Months Ended				6 Months Ended
	Aug. 14, 2022 USD ($) $ / shares	Apr. 14, 2022	Mar. 04, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jul. 26, 2022 USD ($)	Feb. 28, 2022 USD ($) ft²	Jan. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022	Dec. 31, 2021	Aug. 05, 2021	Dec. 31, 2016 USD ($)
Subsequent Events (Details) [Line Items]
Aggregate principal											$ 10,000
Contractual interest rates, percentage									12.00%
ATW notes conversion description								The New Notes are subject to an original issue discount of 10%, and are convertible into shares of the Company’s Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the Initial Bridge Notes and up to an additional $31,000 of additional New Notes to the extent committed on or prior to August 17, 2022 and funded on or prior to August 19, 2022), plus an interest make-whole amount as set forth in the New Notes, subject to customary adjustments, including full ratchet anti-dilution protection.
Term of warrants										6 years
Minimum [Member]
Subsequent Events (Details) [Line Items]
Lease, renewal term									3 years
Maximum [Member]
Subsequent Events (Details) [Line Items]
Lease, renewal term									5 years
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Paid in cash							$ 1,800,000
Subsequent Event [Member] | 2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Stock options to employees (in Shares) | shares							3,646,557
Exercise price per share (in Dollars per share) | $ / shares							$ 5.32
Subsequent Event [Member] | Beverly Hills, California Flagship Store Lease [Member]
Subsequent Events (Details) [Line Items]
Area of property (in Square Feet) | ft²						13,000
Term of contract						126 months
Rent fees first 12 months						$ 1,534,000
Percent increase in rent fees each 12 months thereafter						3.00%
Number of options to extend						2
Lease, renewal term						5 years
Notice period						9 months
Tenant improvements						$ 1,030,000
Letter of credit			$ 1,500,000
Renewal term			1 year
Forecast [Member]
Subsequent Events (Details) [Line Items]
Number of reservations received for vehicles		14,000
Unpaid indications of interest		14,000
Receiving annual base salary reduction, percentage		25.00%
Paid in cash				$ 3,400,000
Interest, percentage				5.00%
Forecast [Member] | Contract Manufacturing and Supply Agreement [Member]
Subsequent Events (Details) [Line Items]
Initial term period						9 years
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction, percentage		25.00%
New ATW Financing [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal	$ 52
Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal					$ 73,900,000
Contractual interest rates, percentage					10.00%
Conversion price, description					(b)the conversion price of each of the Notes was adjusted to equal the lesser of (x) $10.00, (y) 95% of the per share daily volume weighted average prices (“VWAPs”) of the Company’s common stock during the 30 trading days immediately prior to the applicable conversion date and (z) the lowest effective price per share of common stock (or equivalents) issued or issuable by the Company in any financing of debt or equity after July 26, 2022, subject to possible adjustment as set forth therein (the “Set Price”).
Aggregate principal amount					$ 35,000,000
Debt instrument funding threshold amount					50
Debt instrument additional funding threshold amount					$ 100
New ATW Financing [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal	27,000
Debt instrument additional funding threshold amount	31,000
Convertible notes, aggregate principal amount	$ 248,000
Original issue discount percent	10.00%
Conversion price per share (in Dollars per share) | $ / shares	$ 2.69
Accrue interest, percentage	10.00%
Additional cash interest payment percentage	5.00%
Debt instrument preemptive rights threshold principal amount	$ 25,000
Percent of shares issuable	33.00%
Exercise price per share (in Dollars per share) | $ / shares	$ 5
Term of warrants	7 years
Class of warrant or right repurchase price (in Dollars per share) | $ / shares	$ 0.01
Repurchase price threshold per share (in Dollars per share) | $ / shares	$ 15
New ATW Financing [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Additional cash interest payment percentage	0.00%
New ATW Financing [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Additional cash interest payment percentage	10.00%
New ATW Financing [Member] | Initial Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal	$ 10,000
Conversion price per share (in Dollars per share) | $ / shares	$ 2.2865
New ATW Financing [Member] | Third Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal	$ 15,000,000,000